Organization and Business Description (Details) $ / shares in Units, ¥ in Millions					1 Months Ended		12 Months Ended
		Mar. 08, 2024 USD ($)	Mar. 08, 2024 CNY (¥)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Mar. 08, 2025 $ / shares shares
Organization and Business Description [Line Items]
Ordinary shares, authorized	[1]						500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]						$ 0.0001	$ 0.0001
Ordinary shares, shares issued	[1]						20,000,000	20,000,000
Ordinary shares, shares outstanding	[1]						20,000,000	20,000,000
Registered capital (in Yuan Renminbi) | ¥				¥ 1,000.0
Cash contribution | $									$ 1,405,778
Equity Interest Transfer Agreements [Member]
Organization and Business Description [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares										$ 0.0001
Ordinary shares, shares issued										20,000,000
Cash contribution		$ 11,900,000	¥ 84.5
Net Plastic Technology [Member]
Organization and Business Description [Line Items]
Cash contribution | ¥						¥ 10.0
Net Plastic Technology [Member]
Organization and Business Description [Line Items]
Equity interest percentage							92.705%
Net Plastic Technology [Member] | Equity Interest Transfer Agreements [Member]
Organization and Business Description [Line Items]
Equity interest percentage		92.705%	92.705%							92.705%
Net Plastic Technology [Member] | Net Plastic Technology [Member]
Organization and Business Description [Line Items]
Cash contribution | $					$ 1,400,000

[1]	Shares presented on a retroactive basis to reflect the reorganization.